9. Property, plant and equipment (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)
Depreciation charge | $		$ 55		$ 56		$ 88
ZHEJIANG JIAHUAN
Depreciation charge	¥ 1,707		¥ 2,296		¥ 2,408
ZHEJIANG TIANLAN
Depreciation charge	¥ 14,144		¥ 8,473		¥ 2,985